Shareholder Fees - FidelityConnecticutMunicipalFunds-ComboPRO	Jan. 28, 2023 USD ($)
FidelityConnecticutMunicipalFunds-ComboPRO | Fidelity Connecticut Municipal Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none